Pensions and Other Post-employment Benefit Obligations - Summary of Actuarial Assumptions (Detail)	Dec. 31, 2017	Dec. 31, 2016
Switzerland [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	1.50%	1.65%
Discount rate	0.65%	0.60%
United States [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries		3.80%
United States [member] | Hourly pension [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	2.20%
United States [member] | Salaried pension [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	3.80%
Discount rate	3.80%	4.45%
United States [member] | Other post employment benefit [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	3.80%
United States [member] | Other benefits [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	3.80%
France [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in pension	2.00%	2.00%
France [member] | Retirements [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	1.50%	1.60%
France [member] | Other benefits [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	1.20%	1.30%
Germany [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	2.75%	2.75%
Rate of increase in pension	1.70%	1.70%
Discount rate	1.60%	1.65%
Bottom of range [member] | United States [member] | Hourly pension [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.70%	4.30%
Bottom of range [member] | United States [member] | Other post employment benefit [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.70%	4.20%
Bottom of range [member] | United States [member] | Other benefits [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.60%	4.05%
Bottom of range [member] | France [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	1.50%	1.50%
Top of range [member] | United States [member] | Hourly pension [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.75%	4.35%
Top of range [member] | United States [member] | Other post employment benefit [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.85%	4.60%
Top of range [member] | United States [member] | Other benefits [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.70%	4.20%
Top of range [member] | France [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	1.75%	1.75%